Mortgage Note Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
2014	$ 12,851
2015	11,862
2016	12,516
2017	26,890
2018	610,767
Thereafter	433,430
Total	1,108,316
Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
2014	86,933
2015	381,574
2016	295,627
2017	257,658
2018	36,210
Thereafter	200,659
Total	$ 1,258,661